SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

27.   SHARE BASED COMPENSATION

The Company adopted a long-term incentive plan (the “2009 Plan”) in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a long-term incentive plan (the “2014 Plan”) in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

The Company adopted a new long-term incentive plan (the “2021 Plan”) in August 2021. The 2021 Plan provides for the issuance of restricted shares of 354,000 ordinary shares. The restricted shares have a contractual life of 5 year. The restricted shares will vest in 10 successive equal semi-annual installments on the first day of half-year anniversaries starting from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

(i)Share options

A summary of the share option activities under the Company’s share-based compensation plan for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(USD/share)	(in years)	(RMB)
Balance as of December 31, 2018	8,453,372	3.34	5.80	152,447
Granted	—	—
Exercise	(3,378,060)	3.35
Forfeited	(520.024)	3.29
Balance as of December 31, 2019	4,555,288	3.34	4.73	73,353,508
Granted	—	—
Exercise	(3,750,540)	3.32
Forfeited	(88,000)	3.29
Balance as of December 31, 2020	716,748	3.46	4.25	58,835,911
Granted	—	—	—	—
Exercise	(105,200)	3.29	—	—
Forfeited	(264,012)	3.29	—	—
Balance as of December 31, 2021	347,536	3.65	3.84	17,372,963

Vested as of December 31, 2021	347,536	3.65	3.84	17,372,963
Vested and exercisable as of December 31, 2021	347,536	3.65	3.84	17,372,963

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, USD11.49 (RMB73.26) per share as of December 31, 2021 and the exercise prices of the options.

Total intrinsic value of options exercised during the year ended December 31, 2019, 2020 and 2021 were RMB54,032,828, RMB296,759,089 and RMB5,501,611 respectively.

Share-based compensation expenses related to the option awards granted to the employees amounted to RMB4,578,315, RMB922,868 and RMB9,884,090 for the years ended December 31,2019, 2020 and 2021, respectively.

The total fair value of shares vested for the years ended December 31, 2019, 2020 and 2021 were RMB65,621,884, RMB4,132,648 and RMB1,864,720 respectively.

As of December 31, 2021, the Company had recognized all the share-based compensation expenses related to share options. For the year ended December 31, 2021, total cash received from the exercise of share options was RMB10,185,136.

(ii)Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares under the 2021 plan:

	Number of restricted shares	Weighted average grant
	outstanding	date fair value
		(RMB)
Unvested as of January 1, 2021	—	—
Granted	354,000	86.38
Vested	(35,400)	86.38
Unvested as of December 31, 2021	318,600	86.38

Share-based compensation expenses of nil, nil and RMB9,884,090 related to restricted shares were recognized for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, there were nil and RMB19,927,748 of unrecognized compensation expenses related to restricted shares which is expected to be recognized over a weighted-average period of nil and 4.58 years, respectively.

The share-based compensation expense of continuing operations for the year ended December 31, 2019, 2020 and 2021 was recorded in the respective items:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Costs of revenues	(771,464)	328,549	130,954
Selling expenses	3,424,973	461,567	130,954
General and administrative expenses	1,140,815	145,835	9,622,182
Research and development expenses	783,991	(13,083)	—
Total	4,578,315	922,868	9,884,090